Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 17, 2016
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 17, 2016
Prospectus Date	rr_ProspectusDate	Feb. 17, 2016
Destra Dividend Total Return Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Dividend Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Dividend Total Return Fund (the “Fund”) is to seek long-term total return and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 24 of the Fund’s Prospectus and “Purchases” on page 68 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-producing equity securities.  The Fund may invest in securities of companies with any market capitalization.  Equity securities held by the Fund may include common stocks, preferred shares, convertible securities and securities or other instruments whose price is linked to the value of common stock, depository receipts and securities of master limited partnerships (“MLPs”).

The Fund may invest in U.S. dollar-denominated securities of U.S. and foreign issuers, and up to 20% of its total assets may be invested in securities denominated in non-U.S. dollar currencies.  The Fund may invest in securities from any country.

The Fund’s sub-adviser, Miller/Howard Investments, Inc. (the “Sub-Adviser”), believes that financially strong stocks with rising dividends offer the prospects of consistent performance as well as potential added value.  Stock prices fluctuate, but dividends add current returns and, over time, increases in dividends can induce increases in the price of the stocks generating those dividends.  The Sub-Adviser’s research shows that dividends can be large contributors to total returns, and that by focusing on companies with a consistent track record of increasing their dividends, investors have an opportunity to generate superior risk-adjusted performance over time.

The Sub-Adviser’s goal is to provide for annual increases in income that exceed the rate of inflation over time.  Its investment process starts by identifying, selecting and investigating stocks that pass initial quantitative screens for quality, yield and growth of yield.  Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, or market dominance.  The Sub-Adviser seeks companies that fulfill society’s basic requirements as well as companies with a unique potential or “growth kicker” – such as new products, hidden assets, or industry conditions – which is not currently reflected in the stock price.  Candidates are then ranked according to yield, growth of yield, special growth potentials and contribution to overall diversification of the portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-producing equity securities.  The Fund may invest in securities of companies with any market capitalization.  Equity securities held by the Fund may include common stocks, preferred shares, convertible securities and securities or other instruments whose price is linked to the value of common stock, depository receipts and securities of master limited partnerships (“MLPs”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Fund.

Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Risk: Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Depositary Receipts Risk:  Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.  Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Derivatives Risk:  The use of derivatives such as options entails certain execution, market, liquidity, hedging and tax risks.  If the Sub-Adviser’s prediction of movements in the direction of the securities, non-U.S. currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.  The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value.

Dividend Income Risk: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock.  Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.  In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected.  Depending upon market conditions, income producing equities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.  This may limit the ability of the Fund to achieve its investment objective.

Energy Companies Risk: The Fund invests in energy companies, including pipeline and gas distribution companies.  General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, cleanup and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments.  Natural disasters such as hurricanes in the Gulf of Mexico will also impact energy companies.  Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.  In addition, recently oil prices have been extremely volatile.

Equity Securities Risk: Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk:  The Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry.  These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

Non-U.S. Investment Risk: Because the Fund can invest its assets in non-U.S. instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.  Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile.  Trading in non-U.S. markets typically involves higher expense than trading in the United States.  The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.  In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries.  These events may spread to other countries in Europe, including countries that do not use the euro.  These events may affect the value and liquidity of certain of the Fund’s investments.

General Fund Investing Risks:  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Health Care Companies Risk:  The Fund invests in health care companies, including those that are involved in medical services or biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation.  Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market.  Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.  The Affordable Care Act of 2010 brought comprehensive changes to the health care industry, especially with respect to health care insurance companies.  Although the full impact of the law and the related regulations has yet to be experienced by health care companies, it could create additional expenses and burdens on the health care companies.

Information Technology Companies Risk: Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Investment Risk:  When you sell your shares of the Fund, they could be worth less than what you paid for them.  Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund.

Market Risk:  Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Master Limited Partnership Risk and Sector Risk: An investment in units of MLPs involves certain risks that differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, certain tax risks are associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments.  The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares.  MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy.  A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund.  At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag behind the performance of other sectors or the broader market as a whole.

Utilities Companies Risk: The Fund invests in utilities companies.  Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt.  In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities.  Utilities issuers have been experiencing certain of these problems to varying degrees.

Risk Lose Money [Text]	rr_RiskLoseMoney

The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at destracapital.com or by calling (877) 287-9646.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information is available by calling (877) 287-9646.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available at destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund’s performance for Class A shares.  The performance of the other share classes will differ due to their different expense structures.  The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* Class A year-to-date total return as of December 31, 2015 was -10.91%.

The Fund’s highest and lowest quarterly returns were 12.13% and -11.90%, respectively, for the quarters ended March 31, 2013 and September 30, 2015.

Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.13%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.90%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.  All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.  Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested.  Performance reflects fee waivers, if any, in effect during the periods presented.  If any such waivers were not in place, returns would be reduced.  The returns that follow reflect sales charges.

Destra Dividend Total Return Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,712
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	621
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	979
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,361
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,712
Annual Return 2012	rr_AnnualReturn2012	6.37%
Annual Return 2013	rr_AnnualReturn2013	23.00%
Annual Return 2014	rr_AnnualReturn2014	10.41%
Annual Return 2015	rr_AnnualReturn2015	(10.91%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.91%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.90%)
3 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2011
Destra Dividend Total Return Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 355
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,896
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	783
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,896
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(12.37%)
3 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Destra Dividend Total Return Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	469
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	810
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,819
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.64%)
3 Years	rr_AverageAnnualReturnYear05	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2011
Destra Dividend Total Return Fund | Return after taxes on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(15.61%)
3 Years	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2011
Destra Dividend Total Return Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(7.83%)
3 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2011
Destra Dividend Total Return Fund | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	1.38%
3 Years	rr_AverageAnnualReturnYear05	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2011
Destra/Wolverine Alternative Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Wolverine Alternative Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Wolverine Alternative Opportunities Fund (the “Fund”) is to seek long-term capital appreciation by investing in broad asset classes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 29 of this Prospectus and “Purchases” on page 56 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Given the recent launch of the Fund, portfolio turnover information is not yet available.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in exchange-traded funds (“ETFs”), exchange-traded commodity linked instruments and commodity futures contracts (“Commodities Instruments”) through a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) and cash equivalents.  The Fund will not invest directly in Commodities Instruments.  The Fund expects to gain exposure to Commodities Instruments by investing in the Subsidiary and ETFs.  The sub-adviser of the Fund and Subsidiary, Wolverine Asset Management, LLC (the “Sub-Adviser”), employs a systematic investment strategy by investing in broad asset classes in an effort to generate long-term capital appreciation.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments.  The Subsidiary has the same investment objective as the Fund but, unlike the Fund, it may invest without limitation in Commodities Instruments.  Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.  The Fund will invest up to 25% of its total assets in the Subsidiary.

The Sub-Adviser attempts to select investments for the Fund and the Subsidiary ahead of large shifts in institutional asset allocations by using market data to infer the flow of funds.  The Sub-Adviser also utilizes market data and integrates this information with economic analysis to rank the various asset classes in its universe with the goal of gaining exposure through the purchase or sale of securities within the most attractively priced asset classes and, conversely, reduces exposure to the least attractively priced asset classes.

The Fund will have investment exposure to the following select asset classes through its investments in ETFs and in the Subsidiary: (a) U.S. equity securities, which will include small, mid and large capitalization companies; (b) non-U.S. equity securities, which will include emerging markets securities, European and Japanese equity securities and depositary receipts; (c) fixed income securities, which may include either variable or floating-rate instruments; (d) currencies; (e) real estate; and (f) commodities, which will include gold.  The Fund will also invest in cash equivalents, which may include cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities.

The Subsidiary’s holdings in Commodities Instruments will consist, in part, of futures contracts, which are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.  The Subsidiary may also invest in commodity-linked instruments, which may be pooled investment vehicles that invest primarily in commodities and commodity-related instruments.

Although the Fund intends to invest in ETFs and the Subsidiary to meet its investment objective, the Fund may also invest in individual equity securities and other instruments or funds, including index funds, or may utilize basket trades to replicate an ETF by relying on its publicly available portfolio holding information to purchase the same securities in the same ratio as those held by the ETF to achieve the desired allocations and exposures that are deemed to be advantageous to the Fund in the view of the Sub-Adviser.  Additionally, the Fund may invest directly in the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars and floors; foreign currency contracts; swap agreements; and options on foreign currencies.

The Fund and the ETFs in which it invests may use these derivatives for speculative purposes in an effort to increase the Fund’s yield or to enhance returns.  The Fund may also use derivatives to gain exposure to non-dollar-denominated securities markets.  The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.  When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objective by investing in exchange-traded funds (“ETFs”), exchange-traded commodity linked instruments and commodity futures contracts (“Commodities Instruments”) through a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The risks of the Fund will result from both the Fund’s direct investments and its indirect investments made through the Subsidiary.  Accordingly, the risks that result from the Subsidiary’s activities will be described herein as the Fund’s risks.

Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Call Risk:  If an issuer calls higher-yielding debt instruments held by the Fund or an ETF in which the Fund invests, performance could be adversely impacted.

Clearing Broker Risk:  The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets.  Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account.  If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy.  In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Commodities Risk:  The value of Commodities Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements.  The prices of Commodities Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes.  An active trading market may not exist for certain commodities.  Each of these factors and events could have a significant negative impact on the Fund.

Counterparty Risk:  The Fund bears the risk that the counterparty to a commodity, derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations.  If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease.  In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk:  Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Currency Risk:  The Fund, the Subsidiary or an ETF in which the Fund invests may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies.  Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares.  Currency exchange rates can be very volatile and can change quickly and unpredictably.  As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Derivatives Risk:  The Fund and the ETFs in which it invests may invest in derivatives in an attempt to increase yield or enhance returns.  The use of derivatives involves certain execution, market, liquidity, hedging and tax risks and transaction costs, which could leave the Fund or an underlying ETF in a worse position than if it had not used these instruments.

Equity Securities Risk:  The Fund and the ETFs in which the Fund invests hold equity securities.  The value of the Fund’s and the underlying ETFs’ shares will fluctuate with changes in the value of these equity securities.

ETF Risk:  An ETF trades like common stock and represents a portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in its being more volatile, and ETFs have management fees that increase their costs.

Europe Investment Risk:  The Fund, the Subsidiary and the underlying ETFs may be subject to certain risks associated specifically with Europe.  A significant number of countries in Europe are member states in the European Union, and no longer control their own monetary policies.  Furthermore, the European sovereign debt crisis continues to have a significant negative impact on their economies and their future economic outlooks.

Foreign Commodity Markets Risk:  The Fund, through the Subsidiary, engages in trading on commodity markets outside the United States on behalf of the Fund.  Trading on such markets is not regulated by any U.S. government agency and may involve certain risks not applicable to trading on U.S. exchanges.  The Fund may not have the same access to certain trades as do various other participants in foreign markets.  Furthermore, as the Fund determines its net assets in U.S. dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls.  Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

Frequent Trading Risk:  The Fund regularly purchases and subsequently sells, i.e., “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position.  As the commodity contracts near their expiration dates, the Fund rolls them into new contracts.  This frequent trading of contracts may increase the amount of commissions or markups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance.

Futures Risk:  The Fund invests in futures through the Subsidiary.  All futures and futures-related products are highly volatile.  Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.  In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

Gap Risk: The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between.  Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

General Fund Investing Risks:  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

High Yield Securities Risk:  The Fund or the ETFs in which the Fund invests may invest in high yield or “junk” securities.  High yield securities are generally less liquid, have more volatile prices and have greater credit risk than investment-grade securities.

Income Risk:  Income from the Fund’s fixed income investments could decline during periods of falling interest rates.

Interest Rate Risk: The value of the Fund’s or an underlying ETF’s portfolio may decline because of rising interest rates.  The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.  Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

Investment Risk:  When you sell your shares of the Fund, they could be worth less than what you paid for them.  Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund.

Japan Investment Risk:  The Fund, the Subsidiary or the underlying ETFs may be subject to certain risks associated specifically with Japan.  Because Japan’s economy and securities market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States.  Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

Liquidity Risk.  The Fund invests in Commodities Instruments, which may be less liquid than other types of investments.  The illiquidity of Commodities Instruments could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk:  The trading prices of commodities futures, fixed income securities, underlying ETFs and other instruments fluctuate in response to a variety of factors.  The Fund’s net asset value and market price may fluctuate significantly in response to these factors.  As a result, an investor could lose money over short or long periods of time.

New Fund Risk:  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification/Limited Holdings Risk: The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.

Non-U.S. Investments and Emerging Markets Risk:  The Fund, the Subsidiary or the underlying ETFs may be subject to certain risks associated specifically with non-U.S. issuers.  Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.  These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Options Risk: Investing in options can provide a greater potential for profit or loss than an equivalent investment in the underlying asset.  The value of an option may decline because of a decline in the value of the underlying asset relative to the strike price, the passage of time, changes in the market’s perception as to the future price behavior of the underlying asset, or any combination thereof.

Real Estate Investment Risk:  The Fund, the Subsidiary and the underlying ETFs may invest in companies in the real estate industry, including REITs.  The risks associated with investing in real estate may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

Regulatory Risk:  The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses.  The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.  The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict but could be substantial and adverse to the Fund.  In addition, the CFTC has adopted amendments to CFTC Rule 4.5, which subject the Fund and the Subsidiary to regulation by the CFTC and impose additional disclosure, reporting and recordkeeping rules on the Fund and the Subsidiary.  Compliance with these additional rules may increase the Fund’s expenses.

Smaller Companies Risk:  The Fund, the Subsidiary and the underlying ETFs may hold securities of small and/or mid capitalization companies.  Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies.

Subsidiary Investment Risk:  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.  The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.  Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Swap Agreements Risk:  The Fund, the Subsidiary and the underlying ETFs may enter into various types of swap agreements, including total return swaps.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease the Fund’s, the Subsidiary’s or the underlying ETF’s exposure to long-term or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates or other factors such as security prices, baskets of equity securities or inflation rates.

Tax Risk:  The Fund intends to treat any income it may derive from Commodities Instruments (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received by the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies” (“RICs”), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent).  Shareholders and potential investors should be aware, however, that in July 2011 the Internal Revenue Service suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus.  If, at the end of that re-examination, the Internal Revenue Service changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.  In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.  This would cause investors to incur higher tax liabilities than they otherwise would have incurred, which have a negative impact on Fund returns.  In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.  In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

Volatility Risk:  Frequent or significant short-term price movements could adversely impact the performance of the Fund.  In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.  For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and, as a result, a relatively small price movement in a Commodities Instrument may result in immediate and substantial losses to the Fund.

Whipsaw Markets Risk: The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse.  Such market conditions could cause substantial losses to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney

The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a performance history.  Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance to a broad measure of market performance, will be available on the Fund’s website at http://destracapital.com.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available at destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Destra/Wolverine Alternative Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%	[3]
Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 782
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,209
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	782
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,209
Destra/Wolverine Alternative Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[3]
Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 387
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	287
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 870
Destra/Wolverine Alternative Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[3]
Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 565

[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.
[2]	Destra has agreed to cap expenses such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any) are 1.60% for Class A, 2.35% for Class C and 1.32% for Class I. This waiver will continue in effect until February 1, 2022, and may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.
[3]	Other Expenses are estimated.
[4]	Acquired Fund Fees and Expenses are estimated.
[5]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) are 2.00% for Class A, 2.75% for Class C and 1.75% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.